ISSUANCE OF ORDINARY SHARES FROM EQUITY OFFERING	12 Months Ended
Dec. 31, 2012
ISSUANCE OF ORDINARY SHARES FROM EQUITY OFFERING

17. ISSUANCE OF ORDINARY SHARES FROM EQUITY OFFERING

In September 2010, in connection with the Share Issuance and Repurchase Agreement with Hanwha Solar (Note 26), the Company issued 36,455,089 of the Company’s ordinary shares.

In November 2010, the Company issued in a public offering 9,200,000 ADSs, representing 46,000,000 of the Company’s ordinary shares. In order for Hanwha Solar to maintain the same beneficial ownership percentage in the Company after this public offering, the Company issued 45,981,604 of the Company’s ordinary shares at the par value per share of US$0.0001 to Hanwha Solar.

The Company’s share issuance activities in 2010 are summarized as follows:

Date	Issuance to	Number of ADSs	Number of ordinary shares	Total proceeds		Net proceeds
				(US$’000)	(RMB’000)	(US$’000)	(RMB’000)

September 2010	Hanwha Solar	*	36,455,089	78,171	524,606	76,044	510,331
November 2010	Hanwha Solar	*	45,981,604	82,767	549,481	82,767	549,481

		*	82,436,693	160,938	1,074,087	158,811	1,059,812
November 2010	Public	9,200,000	46,000,000	82,800	549,858	78,505	521,302

		9,200,000	128,436,693	243,738	1,623,945	237,316	1,581,114

*	Not applicable since the Company directly issued ordinary shares to Hanwha Solar.